Commitments and contingencies (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Capital commitment
Commitment capital expenditures		¥ 1,981,152	¥ 2,638,129
Other commitments
Purchase services from related partner	$ 60.0	390,378
Cooperative lending arrangement
Other commitments
Bank's lending portion under the arrangement		¥ 20,300	¥ 117,700